SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amount of options
Beginning balance	4,564,764
Granted	702,566
Exercised	(1,855,773)
Forfeited	(52,682)
Ending balance	3,358,875	4,564,764
Exercisable as of December 31, 2015	2,156,965
Vested and expected to vest as of December 31, 2015	3,324,648
Weighted average exercise price
Beginning balance	$ 2.57
Granted	55.73
Exercised	0.98
Forfeited	21.82
Ending balance	14.27	$ 2.57
Exercisable as of December 31, 2015	3.12
Vested and expected to vest as of December 31, 2015	$ 14.05
Weighted average remaining contractual term (in years)
Options outstanding	6 years 6 months 14 days	5 years 11 months 16 days
Exercisable as of December 31, 2015	5 years 3 months 11 days
Vested and expected to vest as of December 31, 2015	6 years 6 months 7 days
Aggregate intrinsic value
Options outstanding	$ 111,093	$ 169,410
Exercisable as of December 31, 2015	91,108
Vested and expected to vest as of December 31, 2015	$ 110,492